Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 2,970,822	$ 2,928,844
Demand [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	211,381	82,064
Up to 1 month [Member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	1,192,252	1,147,772
From 1 year to 2 years [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	70,047	76,422
From 2 years to 5 years [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	89,213	147,722
From 1 month to 3 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	412,638	492,205
From 3 month to 6 months [member]
Disclosure of deposits from customers [Line Items]
Deposits from customers	533,135	411,159
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Deposits from customers	$ 462,156	$ 571,500